Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	€ 14,231	€ 19,527
Down payments and advances from joint ventures in exploration and production activities	717	606
Payables for purchase of non-current assets	2,335	2,561
Payables due to partners in exploration & production activities	1,215	1,235
Other payables	2,156	1,780
Trade and other current payables	€ 20,654	€ 25,709